SUPPLEMENTAL FINANCIAL INFORMATION (Details 4) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 60.1	$ 61.6	$ 60.2
Income taxes, net of refunds	129.9	108.8	129.4
Capital expenditure accrued but not paid	3.1	3.8	11.5
Foreign Currency
Foreign currency translation adjustment	$ 6.1	$ 8.7	$ 7.9